INVESTMENTS - Current and Noncurrent Investments (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020
Disclosure of financial assets [line items]
Current investments		$ 19,284	$ 19,780
Non-Current Investments		615	418
Investment in associates		3,154	3,776
Purchase of interests in associates		0	0	$ 3,250
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates					$ 2,000
Purchase of interests in associates		615
Mutual funds
Disclosure of financial assets [line items]
Current, measured through profit and loss		19,284	19,384
LETE's
Disclosure of financial assets [line items]
Current, measured through other comprehensive income		0	396
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost		615	0
Contribution to risk funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost		$ 0	$ 418
Proportion of ownership interest in associate	94.60%